Income Tax - Schedule of Component of Loss Before Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Component of Loss Before Income Tax [Abstract]
Net loss before income tax	$ (1,501,257)	$ (783,047)	$ (4,310,998)	$ (3,143,601)	$ (4,301,517)	$ (1,800,268)
Effective tax rate					27.87%	27.87%
Expected recovery					$ (1,198,833)	$ (501,735)
Share-based compensation					135,947	47,906
Other non-deductible items					19,864	3,555
Foreign exchange					(2,168)	3,602
Tax rate differences					1,031	1,292
Change in valuation allowance					1,044,159	445,380
Tax expense (recovery)